Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.70%	2.20%
Expected rate of pension increase	1.20%	1.10%
Expected rate of salary increase	3.30%	2.80%
Interest on savings account	1.00%	0.80%
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	24 years	23 years
Other post-employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	4.30%
Expected rate of pension increase
Expected rate of salary increase
Interest on savings account
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	23 years